Business segments information (Details) - COP ($) $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Business segments information
Sales from contracts with customers	$ 68,823	$ 61,034
Cost of sales	(41,586)	(41,866)
Gross profit	27,237	19,168
Administration expenses	(3,378)	(2,313)
Operation and projects expenses	(2,898)	(2,285)
Impairment of non-current assets		(3)
Other operating (expenses) income net	(185)	(550)
Operating income (loss)	20,776	14,017
Financial results
Financial income	740	836
Finance expenses	(5,704)	(5,503)
Foreign exchange (loss) gain	560	164
Financial results	(4,404)	(4,503)
Share of profits of associates and joint ventures	418	398	$ 710
Profit (loss) before income tax expense	16,790	9,912
Income tax expense	(5,474)	(2,294)
Net profit (loss) for the period	11,316	7,618
Net profit (loss) attributable to:
Owners of parent	9,344	5,841
Non-controlling interest	1,972	1,777
Net profit (loss) for the period	11,316	7,618
Third party sales
Business segments information
Sales from contracts with customers	68,823	61,034
Operating segments | Exploration and Production
Business segments information
Sales from contracts with customers	39,215	36,506
Cost of sales	(25,839)	(27,233)
Gross profit	13,376	9,273
Administration expenses	(1,284)	(1,188)
Operation and projects expenses	(1,743)	(1,370)
Other operating (expenses) income net	24	(318)
Operating income (loss)	10,373	6,397
Financial results
Financial income	382	539
Finance expenses	(2,483)	(2,660)
Foreign exchange (loss) gain	92	78
Financial results	(2,009)	(2,043)
Share of profits of associates and joint ventures	9	15
Profit (loss) before income tax expense	8,373	4,369
Income tax expense	(3,663)	(560)
Net profit (loss) for the period	4,710	3,809
Net profit (loss) attributable to:
Owners of parent	4,746	3,827
Non-controlling interest	(36)	(18)
Net profit (loss) for the period	4,710	3,809
Operating segments | Exploration and Production | Third party sales
Business segments information
Sales from contracts with customers	24,468	23,309
Operating segments | Exploration and Production | Inter-segment sales
Business segments information
Sales from contracts with customers	14,747	13,197
Operating segments | Refining and Petrochemicals
Business segments information
Sales from contracts with customers	42,090	32,958
Cost of sales	(37,163)	(32,353)
Gross profit	4,927	605
Administration expenses	(1,176)	(406)
Operation and projects expenses	(1,063)	(786)
Other operating (expenses) income net	(51)	(7)
Operating income (loss)	2,637	(594)
Financial results
Financial income	91	56
Finance expenses	(812)	(775)
Foreign exchange (loss) gain	407	155
Financial results	(314)	(564)
Share of profits of associates and joint ventures	115	97
Profit (loss) before income tax expense	2,438	(1,061)
Income tax expense	(198)	365
Net profit (loss) for the period	2,240	(696)
Net profit (loss) attributable to:
Owners of parent	2,147	(792)
Non-controlling interest	93	96
Net profit (loss) for the period	2,240	(696)
Operating segments | Refining and Petrochemicals | Third party sales
Business segments information
Sales from contracts with customers	38,589	29,105
Operating segments | Refining and Petrochemicals | Inter-segment sales
Business segments information
Sales from contracts with customers	3,501	3,853
Operating segments | Transport and Logistics
Business segments information
Sales from contracts with customers	6,971	7,848
Cost of sales	(2,207)	(2,045)
Gross profit	4,764	5,803
Administration expenses	(483)	(324)
Operation and projects expenses	(242)	(222)
Other operating (expenses) income net	10	10
Operating income (loss)	4,049	5,267
Financial results
Financial income	155	113
Finance expenses	(189)	(181)
Foreign exchange (loss) gain	60	(126)
Financial results	26	(194)
Profit (loss) before income tax expense	4,075	5,073
Income tax expense	(1,387)	(1,829)
Net profit (loss) for the period	2,688	3,244
Net profit (loss) attributable to:
Owners of parent	2,103	2,594
Non-controlling interest	585	650
Net profit (loss) for the period	2,688	3,244
Operating segments | Transport and Logistics | Third party sales
Business segments information
Sales from contracts with customers	1,327	1,262
Operating segments | Transport and Logistics | Inter-segment sales
Business segments information
Sales from contracts with customers	5,644	6,586
Operating segments | Energy Transmission and Toll Roads Concessions
Business segments information
Sales from contracts with customers	8,595	7,354
Cost of sales	(4,117)	(3,606)
Gross profit	4,478	3,748
Administration expenses	(622)	(583)
Impairment of non-current assets		(3)
Other operating (expenses) income net	(166)	(232)
Operating income (loss)	3,690	2,930
Financial results
Financial income	293	366
Finance expenses	(2,374)	(2,108)
Foreign exchange (loss) gain	1	57
Financial results	(2,080)	(1,685)
Share of profits of associates and joint ventures	294	286
Profit (loss) before income tax expense	1,904	1,531
Income tax expense	(226)	(270)
Net profit (loss) for the period	1,678	1,261
Net profit (loss) attributable to:
Owners of parent	348	212
Non-controlling interest	1,330	1,049
Net profit (loss) for the period	1,678	1,261
Operating segments | Energy Transmission and Toll Roads Concessions | Third party sales
Business segments information
Sales from contracts with customers	8,590	7,353
Operating segments | Energy Transmission and Toll Roads Concessions | Inter-segment sales
Business segments information
Sales from contracts with customers	5	1
Inter-segments
Business segments information
Sales from contracts with customers	(28,048)	(23,632)
Cost of sales	27,740	23,371
Gross profit	(308)	(261)
Administration expenses	187	188
Operation and projects expenses	150	93
Other operating (expenses) income net	(2)	(3)
Operating income (loss)	27	17
Financial results
Financial income	(181)	(238)
Finance expenses	154	221
Financial results	(27)	(17)
Inter-segments | Third party sales
Business segments information
Sales from contracts with customers	(4,151)	5
Inter-segments | Inter-segment sales
Business segments information
Sales from contracts with customers	$ (23,897)	$ (23,637)